Expense Example, No Redemption - Retail Class - Transamerica International Growth	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	666	1,018	1,394	2,447	182	563	970	2,105	92	375	679	1,543	83	259	450	1,002